MANAGEMENT OF FINANCIAL RISK (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
MANAGEMENT OF FINANCIAL RISK [abstract]
Equity	$ 1,244,756	$ 1,375,148
Non-current portion	219,175	157,489
Lease obligations	21,346	29,405
Less: Cash, cash equivalents and short-term investments	(80,493)	(107,097)
Capital amount	$ 1,404,784	$ 1,454,945